Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital/Owners' Equity (USD $) In Thousands, except Share data	Total USD ($)	KNOT [Member] USD ($)	Common Units [Member] USD ($)	Subordinated Units [Member] USD ($)	Subordinated Units [Member] KNOT [Member]	General Partner Unit [Member] USD ($)	Owners' Invested Equity [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Beginning Balance at Dec. 31, 2010	$ 45,669						$ 45,669
Net income (loss)	(16,338)						(16,338)
Other comprehensive income (loss)
Movement in invested equity	38,040						38,040
Ending Balance at Dec. 31, 2011	67,370						67,370
Net income (loss)	745						745
Other comprehensive income (loss)
Movement in invested equity	29,079						29,079
Ending Balance at Dec. 31, 2012	97,194						97,194
Net income (loss)	(3,538)						(3,538)
Other comprehensive income (loss)
Movement in invested equity	10,882						10,882
Ending Balance at Apr. 15, 2013	104,538						104,538
Ending Balance, Shares at Apr. 15, 2013
Beginning Balance at Dec. 31, 2012	97,194
Net income (loss)	15,064
Proceeds from initial public offering (8,567,500 common units (including 1,117,500 common units sold pursuant to the full exercise of the underwriters' option to purchase additional units) net of underwriters' discount of $11,605 (Note 3)	168,313
Proceeds from initial public offering, Shares			8,567,500	8,567,500
Other comprehensive income (loss)
Ending Balance at Dec. 31, 2013	281,927		168,773	107,857
Beginning Balance at Apr. 15, 2013	104,538						104,538
Elimination of equity	27,792						27,792
Elimination of equity, Shares
Allocation of partnership capital to unitholders				127,141		5,189	(132,330)
Proceeds from initial public offering (8,567,500 common units (including 1,117,500 common units sold pursuant to the full exercise of the underwriters' option to purchase additional units) net of underwriters' discount of $11,605 (Note 3)	168,313
Proceeds from initial public offering, Shares			168,313
Initial public offering costs	(2,201)
Initial public offering costs, Shares			(2,201)
Post initial public offering net income	18,602		9,106	9,125		371
Other comprehensive income (loss)
Cash distributions	(13,163)	(21,954)
Cash distributions, Shares			(6,445)	(6,455)	(21,954)	(263)
Ending Balance at Dec. 31, 2013	$ 281,927		$ 168,773	$ 107,857		$ 5,297